Securities (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Held-to-maturity mortgage-backed securities	$ 258,000	$ 67,000
Unrealized gain (loss) on securities	2,000	3,000
Pledged securities	1,800,000	1,900,000
Time deposits	$ 1,500,000	$ 1,500,000